Fair Value Measurements - Schedule of Investments accounted at Fair Value (Detail) - Investment Accounted Fair Value [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 1,457		¥ 321
Additions	282		822
Disposals	(128)		(5)
Net unrealized fair value increase recognized in earning	197		293
Foreign currency translation adjustments	11		26
Ending balance	¥ 1,819	$ 261	¥ 1,457